Document and Entity Information	Nov. 14, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001736946
Document Type	8-K
Document Period End Date	Nov. 14, 2024
Entity Registrant Name	ARLO TECHNOLOGIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38618
Entity Tax Identification Number	38-4061754
Entity Address, Address Line One	2200 Faraday Ave.
Entity Address, Address Line Two	Suite#150
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	(408)
Local Phone Number	890-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ARLO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false